Selected Statements of Profit or Loss Data - Schedule of Selling and Marketing Expense (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Selling and Marketing Expense [Line Items]
Total selling and marketing expense		$ 208,671	$ 178,365	$ 149,362
Payroll and related [Member]
Schedule of Selling and Marketing Expense [Line Items]
Total selling and marketing expense		25,486	25,575	27,992
Marketing costs [Member]
Schedule of Selling and Marketing Expense [Line Items]
Total selling and marketing expense	[1]	176,148	147,090	116,135
Office and communication [Member]
Schedule of Selling and Marketing Expense [Line Items]
Total selling and marketing expense		1,061	976	1,270
Depreciation [Member]
Schedule of Selling and Marketing Expense [Line Items]
Total selling and marketing expense		2,335	2,062	1,776
Other [Member]
Schedule of Selling and Marketing Expense [Line Items]
Total selling and marketing expense		$ 3,641	$ 2,662	$ 2,189

[1]	Includes user acquisition costs, advertising, and marketing programs.